Supplement to the Class A Prospectus

CREDIT SUISSE INSTITUTIONAL MONEY MARKET
FUND – PRIME PORTFOLIO

The following information supersedes certain information contained in the Portfolio's Prospectus.

Effective August 15, 2008, the following information replaces the information set forth on Page 8 of the Portfolio's prospectus:

INVESTOR EXPENSES

FEES AND PORTFOLIO EXPENSES

This table describes the fees and expenses you may pay as a shareholder. Annual portfolio operating expenses (before waivers, expense reimbursements and credits) are for the fiscal year ended December 31, 2007.

Shareholder fees (paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	NONE
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	NONE
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)	NONE
Redemption or exchange fees (as a percentage of net asset value on date of redemption or exchange)	NONE
Annual portfolio operating expenses (deducted from portfolio assets)
Management fee	0.20%
Distribution and service (12b-1) fee	NONE
Other expenses	0.03%
Total annual portfolio operating expenses*	0.23%

  *  Estimated fees and expenses for the 2008 fiscal year (after waivers, expense reimbursements and credits) are shown below. Waivers, expense reimbursements and credits are voluntary and may be reduced or discontinued at any time.

EXPENSES AFTER WAIVERS, REIMBURSEMENTS AND CREDITS
Management fee	0.12%
Distribution and service (12b-1) fee	NONE
Other expenses	0.03%
Net annual portfolio operating expenses	0.15%

Dated: August 7, 2008	MMPP-PRO-A-16-0808 2008-009

Supplement to the Class B Prospectus

CREDIT SUISSE INSTITUTIONAL MONEY MARKET
FUND – PRIME PORTFOLIO

The following information supersedes certain information contained in the Portfolio's Prospectus.

Effective August 15, 2008, the following information replaces the information set forth on Page 8 of the Portfolio's prospectus:

INVESTOR EXPENSES

FEES AND PORTFOLIO EXPENSES

This table describes the fees and expenses you may pay as a shareholder. Annual portfolio operating expenses (before waivers, expense reimbursements and credits) are for the fiscal year ended December 31, 2007.

Shareholder fees (paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	NONE
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	NONE
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)	NONE
Redemption or exchange fees (as a percentage of net asset value on date of redemption or exchange)	NONE
Annual portfolio operating expenses (deducted from portfolio assets)
Management fee	0.20%
Distribution and service (12b-1) fee	0.10%
Other expenses	0.03%
Total annual portfolio operating expenses*	0.33%

  *  Estimated fees and expenses for the 2008 fiscal year (after waivers, expense reimbursements and credits) are shown below. Waivers, expense reimbursements and credits are voluntary and may be reduced or discontinued at any time.

EXPENSES AFTER WAIVERS, REIMBURSEMENTS AND CREDITS
Management fee	0.12%
Distribution and service (12b-1) fee	0.10%
Other expenses	0.03%
Net annual portfolio operating expenses	0.25%

Dated: August 7, 2008	MMPP-PRO-B-16-0808 2008-010

Supplement to the Class C Prospectus

CREDIT SUISSE INSTITUTIONAL MONEY MARKET
FUND – PRIME PORTFOLIO

The following information supersedes certain information contained in the Portfolio's Prospectus.

Effective August 15, 2008, the following information replaces the information set forth on Page 8 of the Portfolio's prospectus:

INVESTOR EXPENSES

FEES AND PORTFOLIO EXPENSES

This table describes the fees and expenses you may pay as a shareholder. Annual portfolio operating expenses (before waivers, expense reimbursements and credits) are for the fiscal year ended December 31, 2007.

Shareholder fees (paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	NONE
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	NONE
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)	NONE
Redemption or exchange fees (as a percentage of net asset value on date of redemption or exchange)	NONE
Annual portfolio operating expenses (deducted from portfolio assets)
Management fee	0.20%
Distribution and service (12b-1) fee	0.25%
Other expenses	0.03%
Total annual portfolio operating expenses*	0.48%

  *  Estimated fees and expenses for the 2008 fiscal year (after waivers, expense reimbursements and credits) are shown below. Waivers, expense reimbursements and credits are voluntary and may be reduced or discontinued at any time.

EXPENSES AFTER WAIVERS, REIMBURSEMENTS AND CREDITS
Management fee	0.12%
Distribution and service (12b-1) fee	0.25%
Other expenses	0.03%
Net annual portfolio operating expenses	0.40%

Dated: August 7, 2008	MMPP-PRO-C-16-0808 2008-011